Changes in Accounting Policies - Summary of Impacts of Adoption of IFRS 16 (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Accounts Receivable and Accrued Revenues	$ 1,551	$ 1,240	$ 1,238
Property, Plant and Equipment, Net	27,834		28,698	$ 29,596
Right-of-Use Assets, Net	1,325	893
Other Assets	211	78	64
Net investment in finance lease	30	14
Liabilities and Shareholders’ Equity
Current Portion of Lease Liabilities	(196)
Current Portion of Onerous Contract Provisions	(17)		(50)
Non-Current Lease Liabilities	(1,720)
Non-Current Onerous Contract Provisions	(46)		(613)
Other Liabilities	(195)	(155)	(158)
Total	$ 35,713		35,174
IFRS 16 [Member]
Assets
Accounts Receivable and Accrued Revenues		1,240
Property, Plant and Equipment, Net		28,695	28,695
Other Assets		78
Liabilities and Shareholders’ Equity
Current Portion of Lease Liabilities		(128)
Current Portion of Onerous Contract Provisions		(13)
Non-Current Onerous Contract Provisions		(65)
Other Liabilities		(155)
Total		29,179
Reported Before Adoption [Member] | IFRS 16 [Member]
Assets
Accounts Receivable and Accrued Revenues			1,238
Property, Plant and Equipment, Net			28,698
Other Assets			64
Liabilities and Shareholders’ Equity
Current Portion of Onerous Contract Provisions			(50)
Non-Current Onerous Contract Provisions			(613)
Other Liabilities			(158)
Total			$ 29,179
Adjustments [Member] | IFRS 16 [Member]
Assets
Accounts Receivable and Accrued Revenues		2
Property, Plant and Equipment, Net		(3)
Right-of-Use Assets, Net		1,491
Other Assets		14
Net investment in finance lease		(16)
Liabilities and Shareholders’ Equity
Current Portion of Lease Liabilities		(128)
Current Portion of Onerous Contract Provisions		37
Non-Current Lease Liabilities		(1,363)
Non-Current Onerous Contract Provisions		548
Other Liabilities		3
Adjustments [Member] | Onerous Contracts Contingent Liability [Member] | IFRS 16 [Member]
Assets
Right-of-Use Assets, Net		(585)
Reclassify Previously Recognized Finance Leases [Member] | IFRS 16 [Member]
Assets
Right-of-Use Assets, Net		893
Liabilities and Shareholders’ Equity
Non-Current Lease Liabilities		(1,366)
Reclassify Previously Recognized Finance Leases [Member] | Adjustments [Member] | IFRS 16 [Member]
Assets
Right-of-Use Assets, Net		3
Liabilities and Shareholders’ Equity
Non-Current Lease Liabilities		$ (3)